PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE G—PREMISES AND EQUIPMENT

Major classes of premises and equipment consisted of the following at December 31 (in $1,000s):

	2012	2011

Land, buildings and improvements	$16,512	$16,454
Leasehold improvements	15,981	15,962
Equipment, furniture and software	35,682	36,167
	68,175	68,583
Less accumulated depreciation	(47,346)	(44,663)

	$20,829	$23,920

Capitol and certain subsidiaries rent office space and equipment under operating leases.  Rent expense (net of sublease income) under these lease agreements approximated $6.2 million, $5.6 million and $7.3 million in 2012, 2011 and 2010, respectively (including rent expense approximating $1.5 million, $2.2 million and $1.8 million in 2012, 2011 and 2010, under leases with related parties).

At December 31, 2012, future minimum rental payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year were as follows (in $1,000s):

2013	$7,090
2014	6,651
2015	5,835
2016	4,620
2017	3,632
2018 and thereafter	6,282

$34,110